Document And Entity Information	6 Months Ended
Jun. 30, 2025
Document Information Line Items
Entity Central Index Key	0002013186
Document Type	F-1
Entity Registrant Name	TNL Mediagene
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	23-2 Maruyamacho
Entity Address, Address Line Two	Shibuya-ku
Entity Address, City or Town	Tokyo
Entity Address, Postal Zip Code	150-0044
Entity Address, Country	JP
City Area Code	+81-(0)
Local Phone Number	3-5784-6742
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Flag	false
Business Contact
Document Information Line Items
Entity Address, Address Line One	122 East 42nd Street, 18th Floor
Entity Address, City or Town	New York
Entity Address, Postal Zip Code	10168
City Area Code	(800)
Local Phone Number	221-0102
Contact Personnel Name	Cogency Global Inc.
Entity Address, State or Province	NY